DEPOSITS FROM BANKS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
DEPOSITS FROM BANKS

17)	DEPOSITS FROM BANKS

Financial liabilities called “Deposits from banks” are initially measured at fair value and, subsequently, at amortized cost, using the effective interest rate method.

a)	Composition by nature

	R$ thousands
	On December 31, 2025	On December 31, 2024
Demand deposits	1,203,130	1,419,303
Interbank deposits	5,485,877	3,008,439
Securities sold under agreements to repurchase	349,702,217	283,049,765
Borrowings	38,999,650	46,769,666
On-lending	31,708,620	27,571,137
Total	427,099,494	361,818,310